Prepayments	12 Months Ended
Dec. 31, 2024
Current prepayments and current accrued income including current contract assets [abstract]
Prepayments

Note 11 Prepayments

	December 31,	December 31,
(in U.S. dollars)	2024	2023
Prepayments of inventory components	$393,788	$753,973
Prepaid general and administrative expenses	1,307,000	1,105,824
Total	$1,700,788	$1,859,797

Prepaid general and administrative expenses consisted primarily of prepaid property insurance premiums for our Riverside facility of $617,947 and $745,693 at December 31, 2024, and December 31, 2023, respectively.